Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	4,967	5,138
Equity securities	4,967	5,138
Investments in associates, current	0	0
Investments in associates, non-current	135	151
Investments in associates	135	151
Equity investments, current	0	0
Equity investments, non-current	5,102	5,289
Equity investments	5,102	5,289
Other financial assets, current	3,344	853
Other financial assets, non-current	5,543	5,626
Other financial assets	€ 8,887	€ 6,479
Equity investments as % of other financial assets, current	0.00%	0.00%
Equity investments as % of other financial assets, non-current	92.00%	94.00%
Equity investments as % of other financial assets	57.00%	82.00%